   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 27, 1996


                                                SECURITIES ACT FILE NO. 33-35442
                                        INVESTMENT COMPANY ACT FILE NO. 811-4375
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/
                          PRE-EFFECTIVE AMENDMENT NO.                        / /
                         POST-EFFECTIVE AMENDMENT NO. 9                      /X/

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/
                               AMENDMENT NO. 138                             /X/
                        (CHECK APPROPRIATE BOX OR BOXES)

                            ------------------------

                 MERRILL LYNCH PENNSYLVANIA MUNICIPAL BOND FUND
              OF MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

       800 SCUDDERS MILL ROAD                                    08536
       PLAINSBORO, NEW JERSEY                                  (ZIP CODE)
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (609) 282-2800

                                 ARTHUR ZEIKEL
                MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST
                 800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY
        MAILING ADDRESS: P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                   Copies to:

   COUNSEL FOR THE TRUST:                          PHILIP L. KIRSTEIN, ESQ.
      BROWN & WOOD LLP                              FUND ASSET MANAGEMENT
   ONE WORLD TRADE CENTER                                P.O. BOX 9011

   NEW YORK, NEW YORK 10048-0557               PRINCETON, NEW JERSEY 08543-9011
ATTENTION: THOMAS R. SMITH JR., ESQ.


                            ------------------------

                       IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

                   /X/  immediately upon filing pursuant to paragraph (b)
                   / /  on November 15, 1996 pursuant to paragraph (b)
                   / /  60 days after filing pursuant to paragraph (a)(1)
                   / /  on (date) pursuant to paragraph (a)(1)
                   / /  75 days after filing pursuant to paragraph (a)(2)
                   / /  on (date) pursuant to paragraph (a)(2) of Rule 485.


                       IF APPROPRIATE, CHECK THE FOLLOWING BOX:
                   / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------

    THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF ITS SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE NOTICE REQUIRED BY SUCH RULE FOR THE REGISTRANT'S MOST RECENT FISCAL YEAR WAS FILED ON SEPTEMBER 26, 1996.

                            ------------------------


       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933+



                                                                   PROPOSED MAXIMUM        PROPOSED
             TITLE OF SECURITIES                AMOUNT OF SHARES    OFFERING PRICE    MAXIMUM AGGREGATE        AMOUNT OF
               BEING REGISTERED                 BEING REGISTERED       PER UNIT         OFFERING PRICE      REGISTRATION FEE
Shares of Beneficial Interest
  (par value $.10 per share)..................       1,380,837        $11.76           $329,998               $100


*(1) The calculation of the maximum aggregate offering price is made pursuant to
     Rule 24e-2 under the Investment Company Act of 1940.
 (2) The total amount of securities redeemed or repurchased during the Registrant's previous fiscal year was 2,704,244 shares of beneficial interest.

 (3) 1,351,468 of the shares described in (2) above have been used for reduction pursuant to Rule 24e-2(a) or Rule 24f-2(c) under the Investment Company Act of 1940 in previous filings during the Registrant's current fiscal year.


 (4) 1,352,776 of the shares redeemed during the Registrant's previous fiscal year are being used for the reduction of the registration fee in this amendment to the Registration Statement.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Amendment is being filed solely to correct the Amount of shares being registered on the Facing Sheet of the last Post-Effective Amendment to this Registration Statement, filed on November 6, 1996.

     This Amendment consists of the following:



     (1) Facing Sheet of the Registration Statement.



     (2) Part C to the Registration Statement (including signature page).



     (3) Exhibit Index.



     (4) Exhibit 10 to the Registration Statement--Opinion of Brown & Wood LLP, counsel for the Registrant.



     Parts A and B are incorporated by reference from the last Post-Effective Amendment to this Registration Statement, filed on November 6, 1996.

                           PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

     (A) FINANCIAL STATEMENTS:

          CONTAINED IN PART A:

               Financial Highlights for each of the years in the five-year period ended July 31, 1996 and for the period August 31, 1990 (commencement of operations) to July 31, 1991.

          CONTAINED IN PART B:

             Schedule of Investments as of July 31, 1996.

             Statement of Assets and Liabilities as of July 31, 1996.

             Statement of Operations for the year ended July 31, 1996.

               Statements of Changes in Net Assets for each of the years in the two-year period ended July 31, 1996.

               Financial Highlights for each of the years in the five-year period ended July 31, 1996.

     (B) EXHIBITS:

EXHIBIT
NUMBER                                    DESCRIPTION
------                                    -----------
  1(a)    -- Declaration of Trust of the Registrant, dated August 2, 1985.(a)
   (b)     -- Amendment to Declaration of Trust, dated September 18, 1987.(a)
   (c)     -- Amendment to Declaration of Trust, dated December 21, 1987.(a)
   (d)     -- Amendment to Declaration of Trust, dated October 3, 1988.(a)
   (e)     -- Amendment to Declaration of Trust, dated October 17, 1994 and instrument establishing Class C and Class D shares of beneficial interest.(a)
   (f)     -- Instrument establishing Merrill Lynch Pennsylvania Municipal Bond
              Fund (the 'Fund') as a series of Registrant.(a)
   (g)     -- Instrument establishing Class A and Class B shares of beneficial interest of the Fund.(a)
  2        -- By-Laws of Registrant.(a)
  3        -- None.
  4        -- Portions of the Declaration of Trust, Establishment and Designation
              and By-Laws of the Registrant defining the rights of holders of the
              Fund as a series of the Registrant.(b)
  5(a)     -- Management Agreement between Registrant and Fund Asset Management,
              Inc.(a)

   (b)     -- Supplement to Management Agreement between Registrant and Fund
              Asset Management, Inc.(e)
  6(a)     -- Form of Revised Class A Shares Distribution Agreement between
              Registrant and Merrill Lynch Funds Distributor, Inc. (including
              Form of Selected Dealers Agreement).(e)
   (b)     -- Form of Class B Shares Distribution Agreement between Registrant and Merrill Lynch Funds Distributor, Inc.(a)
   (c)     -- Form of Class C Shares Distribution Agreement between Registrant and Merrill Lynch Funds Distributor, Inc. (including Form of
              Selected Dealers Agreement).(e)
   (d)     -- Form of Class D Shares Distribution Agreement between Registrant and Merrill Lynch Funds Distributor, Inc. (including Form of
              Selected Dealers Agreement).(e)
   (e)     -- Letter Agreement between the Fund and Merrill Lynch Funds
              Distributor, Inc., dated September 15, 1993, in connection with the
              Merrill Lynch Mutual Fund Adviser program.(c)
  7        -- None.
  8        -- Form of Custody Agreement between Registrant and State Street Bank
              & Trust Company.(d)
  9        -- Transfer Agency, Dividend Disbursing Agency and Shareholder
              Servicing Agency Agreement between Registrant and Merrill Lynch
              Financial Data Services, Inc. (formerly Financial Data Services,
              Inc.)(f)
 10        -- Opinion of Brown & Wood LLP, counsel for the Registrant.

EXHIBIT
NUMBER                                    DESCRIPTION
------                                    -----------
 11        -- Consent of Deloitte & Touche LLP, independent auditors for the
              Registrant.(h)
 12        -- None.
 13        -- Certificate of Fund Asset Management, Inc.(a)
 14        -- None.
 15(a)     -- Amended and Restated Class B Shares Distribution Plan and Class B
              Shares Distribution Plan Sub-Agreement.(c)
   (b)     -- Form of Class C Shares Distribution Plan and Class C Shares
              Distribution Plan Sub-Agreement of the Registrant.(e)
   (c)     -- Form of Class D Shares Distribution Plan and Class D Shares
              Distribution Plan Sub-Agreement of the Registrant.(e)
 16(a)     -- Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
              A Shares.(a)
   (b)     -- Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
              B Shares.(a)

   (c)     -- Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
              C Shares.(a)
   (d)     -- Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 relating to Class
              D Shares.(a)
 17(a)     -- Financial Data Schedule for Class A shares.(h)
   (b)     -- Financial Data Schedule for Class B shares.(h)
   (c)     -- Financial Data Schedule for Class C shares.(h)
   (d)     -- Financial Data Schedule for Class D shares.(h)
 18        -- Merrill Lynch Select Pricing(Service Mark) System Plan Pursuant to
              Rule 18f-3.(g)


------------------

(a) Filed on November 14, 1995 as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 33-35442) (the 'Registration Statement').

(b) Reference is made to Article II, Section 2.3 and Articles V, VI, VIII, IX, X and XI of the Registrant's Declaration of Trust, as amended, filed as Exhibits 1(a), 1(b), 1(c), 1(d) and 1(e) with Post-Effective Amendment No. 6 to the Registrant's Registration Statement; to the Certificates of Establishment and Designation establishing the Fund as a series of the Registrant and establishing Class A and Class B shares of beneficial interest of the Fund, filed as Exhibits 1(f) and 1(g), respectively, with Post-Effective Amendment No. 6 to the Registration Statement; and to Articles I, V and VI of the Registrant's By-Laws, filed as Exhibit 2 with Post-Effective Amendment No. 6 to the Registration Statement.

(c) Filed on November 8, 1993 as an Exhibit to Post-Effective Amendment No. 4 to the Registrant's Registration Statement.

(d) Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended, filed on October 14, 1994, relating to shares of Merrill Lynch Minnesota Municipal Bond Fund series of the Registrant (File No. 33-44734).

(e) Filed on October 19, 1994 as an Exhibit to Post-Effective Amendment No. 5 to the Registrant's Registration Statement.

(f) Incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended, filed on October 20, 1995, relating to shares of Merrill Lynch Arizona Municipal Bond Fund series of the Registrant (File No. 33-41311).

(g) Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 as amended, filed on January 25, 1996, relating to shares of

    Merrill Lynch New York Municipal Bond Fund series of the Registrant (File No. 2-99473).


(h) Filed on November 6, 1996 as an Exhibit to the last Post-Effective Amendment to the Registrant's Registration Statement on Form N1-A under the Securities Act of 1933.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Registrant is not controlled by or under common control with any person.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

                                                          NUMBER OF
                                                      RECORD HOLDERS AT
                  TITLE OF CLASS                     SEPTEMBER 30, 1996
                  --------------                     ------------------
Class A shares of beneficial interest, par value
  $0.10 per share.................................              568
Class B shares of beneficial interest, par value
  $0.10 per share.................................            3,821
Class C shares of beneficial interest, par value
  $0.10 per share.................................              177
Class D shares of beneficial interest, par value
  $0.10 per share.................................              105

------------------
*The number of holders includes holders of record plus beneficial owners, whose shares are held of record by Merrill Lynch, Pierce, Fenner & Smith Incorporated.

ITEM 27.  INDEMNIFICATION.

     Section 5.3 of the Registrant's Declaration of Trust provides as follows:

     'The Trust shall indemnify each of its Trustees, officers, employees and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right in indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.'

     Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940, as amended, may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount which it is ultimately determined he is entitled to receive from the Registrant by reason of indemnification; and
(iii)(a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts that the recipient of the advance ultimately will be found entitled to indemnification.

     In Section 9 of the Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the '1933 Act'), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the

Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Fund Asset Management, L.P. (the 'Manager' or 'FAM') acts as the investment adviser for the following open-end investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and The Municipal Fund Accumulation Program, Inc.; and the following closed-end investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest California Insured Fund, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest New York Insured Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Insured Fund II, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield New York Insured Fund III, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNew York Holdings, Inc. and Worldwide DollarVest Fund, Inc.

     Merrill Lynch Asset Management, L.P. ('MLAM'), an affiliate of the Manager, acts as the investment adviser for the following open-end investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fund for

Tomorrow, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Institutional Intermediate Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch

Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., and Merrill Lynch Variable Series Funds, Inc. and the following closed-end investment companies: Convertible Holdings, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.

     The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Institutional Intermediate Fund is One Financial Center, 15th Floor, Boston, Massachusetts 02111-2646. The address of the Manager, MLAM, Princeton Services, Inc. ('Princeton Services') and Princeton Administrators, L.P. is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor, Inc. ('MLFD') is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ('Merrill Lynch') and Merrill Lynch & Co., Inc. ('ML & Co.') is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281. The address of the Fund's transfer agent, Merrill Lynch Financial Data Services, Inc. ('MLFDS') is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

     Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since August 1, 1994 for his or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President, Mr. Richard is Treasurer and Mr. Glenn is Executive Vice President of substantially all of the investment companies described in the first two paragraphs of this Item 28 and Messrs. Giordano, Harvey, Hewitt, Kirstein and Monagle are directors, trustees or officers of one or more of such companies.

OFFICERS AND PARTNERS OF FAM ARE SET FORTH AS FOLLOWS:

                             POSITION(S)
                                WITH            OTHER SUBSTANTIAL BUSINESS,

          NAME               THE MANAGER    PROFESSION, VOCATION OR EMPLOYMENT
          ----               -----------    ----------------------------------
ML & Co. ................  Limited Partner  Financial Services Holding Company;
                                            Limited Partner of MLAM

Princeton Services.......  General Partner  General Partner of MLAM

Arthur Zeikel............  President        President of MLAM; President and
                                            Director of Princeton Services;
                                              Director of MLFD; Executive Vice
                                              President of ML & Co.

Terry K. Glenn...........  Executive Vice   Executive Vice President of MLAM;
                             President      Executive Vice President and
                                              Director of Princeton Services;
                                              President and Director of MLFD;
                                              President of Princeton
                                              Administrators, L.P.; Director of
                                              MLFDS

Vincent R. Giordano......  Senior Vice      Senior Vice President of MLAM;
                           President        Senior Vice President of Princeton
                                              Services

Elizabeth Griffin........  Senior Vice      Senior Vice President of MLAM
                           President

Norman R. Harvey.........  Senior Vice      Senior Vice President of MLAM;
                           President        Senior Vice President of Princeton
                                              Services

Michael J. Hennewinkel...  Senior Vice      Senior Vice President of MLAM;
                           President        Senior Vice President of Princeton
                                              Services

N. John Hewitt...........  Senior Vice      Senior Vice President of MLAM;
                           President        Senior Vice President of Princeton
                                              Services

Philip L. Kirstein.......  Senior Vice      Senior Vice President, General
                             President,     Counsel and Secretary of MLAM;
                             General          Senior Vice President, General
                             Counsel and      Counsel, Director and Secretary
                             Secretary        of Princeton Services; Director
                                              of MLFD

Ronald M. Kloss..........  Senior Vice      Senior Vice President and
                           President and    Controller of MLAM; Senior Vice
                             Controller       President and Controller of
                                              Princeton Services

                             POSITION(S)
                                WITH            OTHER SUBSTANTIAL BUSINESS,
          NAME               THE MANAGER    PROFESSION, VOCATION OR EMPLOYMENT
-------------------------  ---------------  -----------------------------------
Stephen M.M. Miller .....  Senior Vice      Executive Vice President of
                           President        Princeton Administrators, L.P.;
                                              Senior Vice President of
                                              Princeton Services

Joseph T. Monagle, Jr. ..  Senior Vice      Senior Vice President of MLAM;
                           President        Senior Vice President of Princeton
                                              Services

Michael L. Quinn.........  Senior Vice      Senior Vice President of MLAM;
                           President        Senior Vice President of Princeton
                                              Services; Managing Director and
                                              First Vice President of Merrill
                                              Lynch from 1989 to 1995.

Richard L. Reller........  Senior Vice      Senior Vice President of MLAM;
                           President        Senior Vice President of Princeton
                                              Services

Gerald M. Richard........  Senior Vice      Senior Vice President and Treasurer
                           President and    of MLAM; Senior Vice President and
                             Treasurer        Treasurer of Princeton Services;
                                              Vice President and Treasurer of
                                              MLFD

Ronald L. Welburn........  Senior Vice      Senior Vice President of MLAM;
                           President        Senior Vice President of Princeton
                                              Services

Anthony Wiseman..........  Senior Vice      Senior Vice President of MLAM;
                           President        Senior Vice President of Princeton
                                              Services

ITEM 29.  PRINCIPAL UNDERWRITERS.

     (a) MLFD acts as the principal underwriter for the Registrant and for each of the open-end investment companies referred to in the first two paragraphs of
Item 28 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., and The Municipal Fund Accumulation Program, Inc. and MLFD also acts as the principal underwriter for the following closed-end investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and

Merrill Lynch Senior Floating Rate Fund, Inc.

     (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Messrs. Aldrich, Brady, Breen, Crook, Fatseas and Wasel is One Financial Center, Boston, Massachusetts 02111-2646.

                                            POSITION(S) AND OFFICES                POSITIONS AND OFFICES
                NAME                               WITH MLFD                          WITH REGISTRANT
------------------------------------  ------------------------------------  ------------------------------------
Terry K. Glenn......................  President and Director                Executive Vice President
Arthur Zeikel.......................  Director                              President and Trustee
Philip L. Kirstein..................  Director                              None
William E. Aldrich..................  Senior Vice President                 None
Robert W. Crook.....................  Senior Vice President                 None
Kevin P. Boman......................  Vice President                        None
Michael J. Brady....................  Vice President                        None
William M. Breen....................  Vice President                        None
Mark A. DeSario.....................  Vice President                        None
James T. Fatseas....................  Vice President                        None
Debra W. Landsman-Yaros.............  Vice President                        None
Michelle T. Lau.....................  Vice President                        None
Gerald M. Richard...................  Vice President and Treasurer          Treasurer
Salvatore Venezia...................  Vice President                        None
William Wasel.......................  Vice President                        None
Robert Harris.......................  Secretary                             None

     (c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

ITEM 31.  MANAGEMENT SERVICES.

     Other than as set forth under the caption 'Management of the Trust--Management and Advisory Arrangements' in the Prospectus constituting Part A of the Registration Statement and under 'Management of the Trust--Management and Advisory Arrangements' in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management-related service contract.


ITEM 32.  UNDERTAKINGS.

     (a) Not applicable.

     (b) Not applicable.

     (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS POST-EFFECTIVE AMENDMENT TO ITS REGISTRATION STATEMENT PURSUANT TO RULE 485(b) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS AMENDMENT TO ITS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE TOWNSHIP OF PLAINSBORO, AND THE STATE OF NEW JERSEY, ON THE 27TH DAY OF NOVEMBER, 1996.


                                          MERRILL LYNCH MULTI-STATE
                                          MUNICIPAL SERIES TRUST
                                           (Registrant)

                                          By        /s/ GERALD M. RICHARD
                                             --------------------------------
                                               (GERALD M. RICHARD, TREASURER)

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.


        SIGNATURE                         TITLE                      DATE
-------------------------  -----------------------------------  ---------------
     ARTHUR ZEIKEL*        President and Trustee
-------------------------    (Principal Executive Officer)
     (ARTHUR ZEIKEL)

 /s/  GERALD M. RICHARD    Treasurer (Principal Financial and   November 27, 1996
-------------------------    Accounting Officer)
   (GERALD M. RICHARD)

   JAMES H. BODURTHA*      Trustee
-------------------------
   (JAMES H. BODURTHA)

   HERBERT I. LONDON*      Trustee
-------------------------
   (HERBERT I. LONDON)

    ROBERT R. MARTIN*      Trustee
-------------------------
   (ROBERT R. MARTIN)

     JOSEPH L. MAY*        Trustee
-------------------------

     (JOSEPH L. MAY)

    ANDRE F. PEROLD*       Trustee
-------------------------
    (ANDRE F. PEROLD)

*By: /s/GERALD M. RICHARD                                       November 27, 1996
    ---------------------
   (GERALD M. RICHARD,
    ATTORNEY-IN-FACT)

                                 EXHIBIT INDEX


EXHIBIT
NUMBER                                        DESCRIPTION
-------         -------------------------------------------------------------------------
10         --   Opinion of Brown & Wood LLP, counsel for the Registrant.